Share-based compensation - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	11 Months Ended	12 Months Ended	0 Months Ended
	Dec. 11, 2014	Dec. 31, 2014	Dec. 11, 2014	Dec. 31, 2014	Mar. 20, 2013	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of incorporation				Jun. 05, 2014
Shares issued		728,750	10,000
Share split, description				246.5528-for-1
Share split, ratio	246.5528
Recognized share based compensation				$ 53,733,000
Equity Incentive Plan 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognized share based compensation				2,348,000
Share options granted		693,325		728,750
Term of share awards				7 years
Share-based compensation awards vesting period				3 years
Share-based compensation awards vesting description				45% will vest in equal instalments on December 31 of each year for a three year period beginning in 2014 and 55% will be subject to performance-based vesting requirements over stated periods.
Unrecognized compensation costs		7,900,000		7,900,000
Weighted average period of unrecognized cost expected to be recognized				2 years
Share options vested				103,999
Share options outstanding		589,326		589,326
Weighted average grant date fair value of share option		20		$ 20
Options exercised				0
Exercise price of share options		0		$ 0		$ 0
Equity Incentive Plan 2014 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of equity awards available to be granted		2,350,399		2,350,399
Equity Incentive Plan 2014 [Member] | Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share units granted		31,675
Restricted share units vested				8,501
Restricted share units outstanding		26,924		26,924
Weighted average grant date fair value of restricted share unit		20		$ 20
Equity Incentive Plan 2014 [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation awards vesting percentage				45.00%
Equity Incentive Plan 2014 [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation awards vesting percentage				55.00%
Avolon MIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation awards vesting description				The Class A shares subscribed for by management are subject to certain vesting/forfeiture provisions under the Avolon MIP. Specifically 2/14th of the Class Shares are subject to vesting/forfeiture in 5 equal instalments on 31 December each year, commencing 31 December 2010. The remaining 12/14th vested/forfeited upon the occurrence of an Exit (defined as a qualifying IPO or a trade sale).
Shares subject to vesting/forfeiture in 5 equal instalments				0.1428571428
Number of equal instalments shares were subject to vesting/forfeiture		5		5
Remaining shares vested/forfeited upon the occurrence of an Exit				0.8571428571
Grant date fair value of shares issued
2013 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognized share based compensation				2,075,000
Term of share awards					7 years
Grant date fair value of shares issued					$ 4.14
Exercise price of share options					$ 0.01
Income tax benefits related to the compensation costs recognized				0
Class A Common Stock [Member] | Avolon MIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognized share based compensation				0
Grant date fair value of shares issued
Class A Common Stock [Member] | 2013 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized					79,133
Independent Directors [Member] | Equity Incentive Plan 2014 [Member] | Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share units granted				3,750
Key Management Employees [Member] | Class A Common Stock [Member] | Avolon MIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued				673,531
Founder Share Capital [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share split, description				246.5528-for-1
Share split, ratio				246.5528
Recognized share based compensation				$ 49,310,000
Founder Share Capital [Member] | Initial Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued				10,000
IPO price per share		20		$ 20